Expense Example - Capital Group U.S. Small and Mid Cap ETF - Share Class	Jan. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	$ 164